SEGMENT INFORMATION (Schedule of Operating Segment Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 81,464	$ 86,831	$ 92,602
Depreciation and amortization	1,956	2,100	3,224
Operating income (loss), before financial expenses and taxes on income	5,183	6,039	3,755
Financial expenses, net	(1,480)	(1,667)	1,361
Taxes on income	(3,001)	(1,553)	(2,072)
Net income (loss)	702	2,819	3,044
Total long-lived assets	20,958	21,532
Products [Member]
Revenues	35,038	36,633	35,169
Depreciation and amortization	1,172	1,260	2,273
Operating income (loss), before financial expenses and taxes on income	6,387	3,880	1,425
Total long-lived assets	16,489	16,925
Projects [Member]
Revenues	48,803	52,426	61,119
Depreciation and amortization	784	840	951
Operating income (loss), before financial expenses and taxes on income	65	3,536	4,356
Total long-lived assets	4,469	4,607
Eliminations [Member]
Revenues	(2,377)	(2,228)	(3,686)
Depreciation and amortization
Operating income (loss), before financial expenses and taxes on income	$ (1,269)	$ (1,377)	$ (2,026)